Basis of preparation (Details) - CAD ($)	6 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Disclosure of subsidiaries [line items]
Cash	$ 1,185,083	$ 3,359,257
Working capital	5,271,607
Deficit	(58,930,757)	$ (51,548,737)
Issuance of Voting Common Shares and Warrants [note 17]	$ 8,326,492
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EB Rental Ventura Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EB Rental FL Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EBR Palm Beach Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
Vision Marine Technologies Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%